Equity Offerings - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended
	Feb. 28, 2021	Aug. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 14, 2018	Jul. 13, 2018
Class Of Stock [Line Items]
Common stock, shares authorized				300,000,000	300,000,000	300,000,000	25,000,000	10,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
ATM Offering
Class Of Stock [Line Items]
Common stock, shares authorized	35,768	1,139,306	2,582,019
Common stock, par value	$ 8.39	$ 4.00	$ 4.29
Proceeds from issuance of common stock	$ 0.3	$ 4.4	$ 10.6
Offering fees and other expenses	$ 0.2